Accrued Expenses (Tables)	3 Months Ended
Mar. 31, 2023
Accounts Payable And Accrued Liabilities Current [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following at the dates indicated:

	March 31, 2023	December 31, 2022
Accrued expenses:
Accrued legal fees	$3,581,322	$1,905,225
Accrued accounting fees	133,341	1,600

Total accrued expenses	$3,714,663	$1,906,825